RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related party transactions

NOTE 2 – RELATED PARTY TRANSACTIONS

A significant shareholder has paid expenses on behalf of the Company. At June 30, 2018 and December 31, 2017, the amounts owed are $15,806 and $2,156, respectively. The loans are unsecured, payable on demand, and carry no interest.

On June 14, 2017, the Company entered into a 3-year agreement with Energy Alliance Technology Company (EATC) to sell and promote EATC’s patented fuel supplements in the United States, Canada, and Mexico. After the initial term, the agreement will stay in effect until such either party terminates it by providing 90 days’ notice. The Company’s duties, per the agreement, include promotion, sales, preparation of a yearly business plan, creation of customer profiles including credit applications, receipt and fulfillment of product orders, and collection of funds owed for such orders in exchange for a commission 15% of the net sales price of the products.

NOTE 5 – RELATED PARTY TRANSACTIONS

A significant shareholder has paid expenses on behalf of the Company.  At December 31, 2017 and 2016, the amounts owed are $2,156 and $0, respectively. The loans are unsecured, payable on demand, and carry no interest.